Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues

Note 5. Revenues

The Company’s performance obligations are to provide its pharmaceutical products based upon purchase orders from distributors. The performance obligation is satisfied at a point in time, typically upon delivery, when the customer obtains control of the pharmaceutical product. The Company either collects payment in advance from its customers or invoices after the products have been delivered and invoice payments are generally due within 30 – 60 days of invoice date.

The following table disaggregates revenue from contracts with customers by pharmaceutical products (in thousands):

	Year Ended December 31,
Pharmaceutical Product	2020	2019
Upneeq net product sales	$526	$—
Osmolex	1,416	439
Net product sales	1,942	439
Royalty revenue	820	763
Licensing revenue	25,000	—
Total revenues	$27,762	$1,202

On July 28, 2020, the Company entered into a License Agreement with Santen Pharmaceutical Co. Ltd, granting Santen exclusive development, registration, and commercialization rights to RVL-1201 in Japan, China, and other Asian countries as well as Europe, the Middle East and Africa (“EMEA”) countries. Under the agreement the Company is entitled to certain development and regulatory milestone payments. The Company is also entitled to royalty payments on net sales of RVL-1201 in Santen commercialization territories. During the year ended December 31, 2020, the Company received a $25.0 million milestone payment which was recognized as license revenue in the period as all performance obligations were met.

When the Company receives consideration from a customer, or such consideration is unconditionally due from a customer prior to the transfer of products to the customer under the terms of a contract, the Company records a contract liability. The Company classifies contract liabilities as deferred revenue. The Company had an immaterial amount of deferred revenue as of December 31, 2020 and 2019. The Company has elected to apply the exemption under paragraph 606-10-50-14(a) related to remaining performance obligations as all open purchase orders are expected to be satisfied with a period of one year from the date of the purchase order.

Contract assets primarily relate to rights to consideration for goods or services transferred to the customer when the right is conditional on something other than the passage of time. Contract assets are transferred to accounts receivable when the rights become unconditional. The Company had no contract assets as of December 31, 2020 and 2019, respectively. The Company has no costs to obtain or fulfill contracts meeting the capitalization criteria under ASC Topic 340, Other Assets and Deferred Costs.